GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Schedule of changes in carrying value of goodwill by segment

	Existing home	New home	Home
	transaction	transaction	renovation
	services	services	and furnishing	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Balance as of December 31, 2019	2,174,580	286,302	16,193	2,477,075
New additions (i)	—	13,080	—	13,080
Re‑assignment of goodwill (ii)	(1,192,875)	1,192,875	—	—
Impairment provided (iii)	(695)	(5,770)	(16,193)	(22,658)
Balance as of December 31, 2020	981,010	1,486,487	—	2,467,497
New additions (iv)	46,932	23,628	—	70,560
Impairment provided (v)	(433,034)	(299,334)	—	(732,368)
Balance as of December 31, 2021	594,908	1,210,781	—	1,805,689
New additions (vi)	62,496	—	3,207,805	3,270,301
Impairment provided (vii)	(59,022)	(82,733)	—	(141,755)
Balance as of December 31, 2022	598,382	1,128,048	3,207,805	4,934,235